Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Rewards Earned By Retail Customers are Deducted From Revenue

Revenue includes fee revenue, interest revenue, retail revenue, rewards and other gains/(losses). Rewards earned by retail customers of the Group are deducted from revenue.

	2023	2024	2025

REVENUE	1,913,490	2,532,156	4,046,074
Fee revenue	1,027,545	1,329,350	1,654,238
Interest revenue	833,516	1,082,668	1,579,346
Retail revenue	68,807	163,134	850,127
Rewards	(39,578)	(54,225)	(55,887)
Other gains	23,200	11,229	18,250

Summary of Revenue by Segments

Revenue by segments for the years ended 31 December 2023, 2024, and 2025 is presented below:

	2023	2024	2025

Payments	478,684	587,097	658,726
Payments fee revenue	368,925	458,953	510,763
Interest revenue	109,759	128,144	147,963

Marketplace	448,223	732,943	1,931,472
Marketplace fee revenue	375,189	562,283	974,269
Retail revenue	68,807	163,134	850,127
Interest revenue	—	6,304	69,886
Other gains	4,227	1,222	37,190

Fintech	1,026,721	1,281,827	1,542,934
Interest revenue	723,757	955,528	1,383,465
Fintech fee revenue	283,991	316,292	178,409
Other (losses)/gains	18,973	10,007	(18,940)

Intergroup	(560)	(15,486)	(31,171)

Segment Revenue	1,953,068	2,586,381	4,101,961
Rewards	(39,578)	(54,225)	(55,887)

REVENUE	1,913,490	2,532,156	4,046,074

Summary of Fee Revenue and Retail Revenue are Presented by Timing of Revenue Recognition

Fee revenue and retail revenue are presented by timing of revenue recognition in the table below:

	2023	2024	2025
Goods and services transferred at point in time	786,267	1,151,887	2,281,618
Payments fee revenue - Transaction Revenue	342,271	426,470	474,775
Marketplace fee revenue	375,189	562,283	956,716
Retail revenue	68,807	163,134	850,127

Goods and services transferred over time	310,645	348,775	231,950
Payments fee revenue - Membership Revenue	26,654	32,483	35,988
Marketplace fee revenue - Membership revenue	—	—	17,553
Fintech fee revenue - Membership Revenue	3,249	3,432	3,109
Fintech fee revenue - Fintech banking service fees	280,742	312860	175300
TOTAL FEE AND RETAIL REVENUE	1,096,912	1,500,662	2,513,568

Summary of Interest revenue by type of Operation

Interest revenue by type of operation for the years ended 31 December 2023, 2024 and 2025 is presented below:

	2023	2024	2025

Interest revenue from loans to customers	623,706	862,405	1,359,389
Interest revenue from other operations	209,810	220,263	219,957
Total interest revenue	833,516	1,082,668	1,579,346